Concentration of Risks - Schedule of Concentration of Credit Risk (Details)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage			[1]	20.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	[1]			14.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage			[1]	11.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		27.00%			[1]
Customer Concentration Risk [Member] | Customer G [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage					[1]	76.00%
Supplier Concentration Risk [Member] | Supplier [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		29.00%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage			[1]	21.00%		11.00%
Supplier Concentration Risk [Member] | Supplier [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage			[1]	15.00%			[1]
Supplier Concentration Risk [Member] | Supplier [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		12.00%			[1]		[1]

[1]	Less than 10%